Investment Securities	12 Months Ended
Dec. 31, 2022
Investment Securities [Abstract]
Investment Securities
(3)	Investment Securities

(a)	Securities available for sale

The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$124,123	$1	$5,937	$118,187
State and political subdivisions	34	-	-	34
Mortgage backed securities and collateralized mortgage obligations - residential	291,431	34	31,149	260,316
Corporate bonds	85,641	-	4,295	81,346
Small Business Administration - guaranteed participation securities	23,115	-	2,138	20,977
Other	686	-	33	653
Total securities available for sale	$525,030	$35	$43,552	$481,513

(dollars in thousands)	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$59,976	$-	$797	$59,179
State and political subdivisions	41	-	-	41
Mortgage backed securities and collateralized mortgage obligations - residential	269,907	3,367	2,476	270,798
Corporate bonds	45,805	157	625	45,337
Small Business Administration - guaranteed participation securities	31,303	371	-	31,674
Other	685	-	1	684
Total securities available for sale	$407,717	$3,895	$3,899	$407,713

The following table categorizes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2022, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity are shown separately:

(dollars in thousands)	Amortized Cost	Fair Value

Due in one year or less	$5,044	$5,019
Due in after one year through five years	205,440	195,201
Mortgage backed securities and collateralized mortgage obligations - residential	291,431	260,316
Small Business Administration - guaranteed participation securities	23,115	20,977
	$525,030	$481,513

Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2022
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$57,849	$1,290	$55,337	$4,647	$113,186	$5,937
Mortgage backed securities and collateralized mortgage obligations - residential	164,772	13,010	93,009	18,139	257,781	31,149
Corporate bonds	52,805	2,395	28,542	1,900	81,347	4,295
Other	49	1	568	32	617	33
Small Business Administration - guaranteed participation securities	802	71	20,175	2,067	20,977	2,138

Total	$276,277	$16,767	$197,631	$26,785	$473,908	$43,552

(dollars in thousands)	December 31, 2021
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$49,279	$697	$9,900	$100	$59,179	$797
Mortgage backed securities and collateralized mortgage obligations - residential	93,447	1,888	22,098	588	115,545	2,476
Corporate bonds	15,670	171	14,546	454	30,216	625
Other	648	1	-	-	648	1

Total	$159,044	$2,757	$46,544	$1,142	$205,588	$3,899

The proceeds from sales, calls/paydowns and maturities of securities available for sale, and gross realized gains and gross realized losses from sales during 2022, 2021, and 2020 are as follows:

	Years ended December 31,
(dollars in thousands)	2022	2021	2020

Proceeds from sales	$-	$-	$29,219
Proceeds from calls/paydowns	68,954	148,609	247,624
Proceeds from maturities	15,057	9,162	10,007
Gross realized gains	-	-	1,155
Gross realized losses	-	-	-

The amount of securities pledged to secure short-term borrowings and for other purposes amounted to $171.4 million and $283.2 million at December 31, 2022 and 2021, respectively. There was no allowance for credit losses recorded for securities available for sale as of December 31, 2022. All securities are performing in accordance with contractual terms.

(b)	Held to maturity securities

The amortized cost and fair value of the held to maturity securities are as follows:

	December 31, 2022
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$7,707	$90	$217	$7,580
Total held to maturity	$7,707	$90	$217	$7,580

	December 31, 2021
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$9,923	$773	$1	$10,695
Total held to maturity	$9,923	$773	$1	$10,695

The following table categorizes the debt securities included in the held to maturity portfolio as of December 31, 2022, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized Cost	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$7,707	7,580
	$7,707	7,580

Gross unrealized losses on held to maturity securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2022
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$3,327	206	258	11	3,585	217
Total	$3,327	206	258	11	3,585	217

(dollars in thousands)	December 31, 2021
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$442	1	-	-	442	1
Total	$442	1	-	-	442	1

There were no allowance for credit losses recorded for held to maturity securities during 2022 and as of December 31, 2022. As of December 31, 2022, there were no securities on non-accrual status and all securities were performing in accordance with contractual terms.

(c)	Concentrations

The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2022 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized Cost	Fair Value
Federal National Mortgage Association	$184,850	$98,072
Federal Home Loan Mortgage Corporation	107,800	165,309

(d)	Other-Than-Temporary-Impairment

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The investment securities portfolio is evaluated for OTTI by segregating the portfolio by type and applying the appropriate OTTI model.

In determining OTTI for debt securities, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery.  The assessment of whether any other‑than‑temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

As of December 31, 2022, the Company’s security portfolio included certain securities which were in an unrealized loss position, and are discussed below.

U.S. government sponsored enterprises

In the case of unrealized losses on U.S. government sponsored enterprises, because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2022.

Mortgage backed securities and collateralized mortgage obligations – residential

At December 31, 2022, all mortgage backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government sponsored entities and agencies, primarily Ginnie Mae, Fannie Mae and Freddie Mac, institutions which the government has affirmed its commitment to support. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2022.

Small Business Administration (SBA) - guaranteed participation securities:

At December 31, 2022, all of the SBA securities held by the Company were issued and guaranteed by the U.S. Small Business Administration. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2022.

Corporate Bonds and other

At December 31, 2022, corporate bonds held by the Company are investment grade quality. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2022.